Finance Expenses, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing expenses:
Bank fees	$ (20)	$ (15)	$ (12)
Issuance expenses	11,400	11,400	11,400
Changes financial liabilities at fair value through profit or loss	(2,839)	(718)	(1,842)
Exchange differences	(120)
Total finance expenses	3,496	975	1,854
Financing income:
Changes in financial liabilities at fair value through profit or loss	945	2,697	205
Interest received from institutions	10	9	2
Exchange differences		253	75
Total financing income	955	2,959	282
Financing income (expenses), net	$ (2,541)	$ 1,984	$ (1,572)